BBH PACIFIC BASIN EQUITY PORTFOLIO

                            Portfolio of Investments
                                 April 30, 2001
                                   (unaudited)

   Shares                                      Value
  --------                                  -----------

            COMMON STOCKS (95.7%)

            AUSTRALIA (4.4%)
            BANKING

   99,800   National Australia Bank, Ltd. . $ 1,532,781
                                            -----------
            CONSUMER GOODS
  400,200   Coca-Cola Amatil, Ltd. ........     949,540
                                            -----------
            TELECOMMUNICATIONS
  806,500   Cable and Wireless Optus* .....   1,460,884
                                            -----------
            TOTAL AUSTRALIA ...............   3,943,205
                                            -----------
            HONG KONG (8.8%)
            CONSUMER NON-DURABLES
  136,390   Asia Foods, Ltd.#* ............     220,952
                                            -----------
            MULTI-INDUSTRY
  311,440   Hutchinson Whampoa, Ltd. ......   3,344,416
  952,800   Li & Fung, Ltd. ...............   1,802,000
                                            -----------
                                              5,146,416
                                            -----------
            TELECOMMUNICATIONS
  527,300   China Telecom* ................   2,596,271
                                            -----------
            TOTAL HONG KONG ...............   7,963,639
                                            -----------
            INDIA (1.2%)
            COMPUTER SOFTWARE

   14,700   Infosys Technologies Limited ADR  1,080,450
                                            -----------
            MATERIALS
      224   Reliance Industries, Ltd. .....       1,640
       25   Reliance Industries, Ltd. GDR .         183
                                            -----------
                                                  1,823
                                            -----------
            TOTAL INDIA ...................   1,082,273
                                            -----------
            JAPAN (77.2%)
            BANKING
  747,000   Asahi Bank, Ltd. ..............   2,079,450
      521   Mizuho Holdings, Inc. .........   3,208,424
                                            -----------
                                              5,287,874
                                            -----------

            CAPITAL GOODS/DURABLES
   83,000   Fujitsu, Ltd. .................   1,141,817
   97,000   Matsushita Electric Industrial
              Co., Ltd. ...................   1,616,994
  123,000   Matsushita Electric Works .....   1,408,416
                                            -----------
                                              4,167,227
                                            -----------
            CHEMICALS
   42,000   Shin-Etsu Chemical Co. ........ $ 1,685,778
   50,000   Takeda Chemical Industries ....   2,411,491
                                            -----------
                                              4,097,269
                                            -----------
            CONSUMER ELECTRONICS
   56,100   Sony Corp. ....................   4,194,732
                                            -----------
            CONSUMER GOODS
  134,000   Kirin Brewery Co., Ltd. .......   1,289,306
  418,000   Nissan Motor Co. ..............   2,865,029
  148,000   Toyota Motor Co. ..............   4,922,355
                                            -----------
                                              9,076,690
                                            -----------
            CONSUMER NON-DURABLES
  103,000   Kao Corp. .....................   2,617,196
   18,300   Nintendo Co., Ltd. ............   2,946,955
                                            -----------
                                              5,564,151
                                            -----------
            ELECTRIC COMPONENTS
   16,300   Matsushita Communications
              Industrial Co., Ltd. ........     896,945
                                            -----------
            FINANCE
   18,100   Acom Co., Ltd. ................   1,447,121
  118,000   Nomura Securities Co., Ltd. ...   2,492,252
   11,280   Orix Corp. ....................     984,918
                                            -----------
                                              4,924,291
                                            -----------
            MACHINERY/EQUIPMENT
  405,000   Mitsubishi Heavy Industries ...   1,655,068
                                            -----------
            MATERIALS
  488,000   Mitsubishi Materials Corp. ....   1,303,176
  289,000   Sumitomo Chemical Co. .........   1,543,516
  382,000   Sumitomo Metal & Mining Co. ...   1,551,803
                                            -----------
                                              4,398,495
                                            -----------
            MEDIA
      193   Fuji Television Network .......   1,399,377
                                            -----------
            MULTI-INDUSTRY
  224,000   Sumitomo Corp. ................   1,653,150
                                            -----------
            OFFICE EQUIPMENT/SUPPLIES
   50,000   Canon, Inc. ...................   1,962,371
                                            -----------

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            Portfolio of Investments
                           April 30, 2001 (continued)
                                   (unaudited)

   Shares                                      Value
  --------                                  -----------

            JAPAN (continued)

            PHARMACEUTICALS
   39,000   Kissei Pharmaceutical Co., Ltd.  $  784,261
   57,000   Santen Pharmaceutical Co., Ltd.     966,336
   48,000   Yamanouchi Pharmaceutical
              Co., Ltd. ...................   1,328,424
                                            -----------
                                              3,079,021
                                            -----------
            PRECISION INSTRUMENTS
   22,900   Hoya Corp. ....................   1,501,032
                                            -----------
            REAL ESTATE
   10,800   Oriental Land Co., Ltd. .......     731,507
                                            -----------
            RETAIL
   32,000   Ito-Yokado Co., Ltd. ..........   1,784,180
                                            -----------
            SERVICES
   85,000   Credit Saison Co., Ltd. .......   1,798,705
1,087,000   Kawasaki Kisen Kaisha, Ltd. ...   2,040,736
  324,000   Tokyu Corp. ...................   1,861,542
                                            -----------
                                              5,700,983
                                            -----------
            TELECOMMUNICATIONS
      360   Nippon Telegraph & Telephone .. $ 2,286,870
      130   NTT Docomo, Inc. ..............   2,672,061
                                            -----------
                                              4,958,931
                                            -----------
            TRANSPORTATION
  221,000   Nippon Express Co. ............   1,108,800
                                            -----------
            UTILITIES
   70,000   Tokyo Electric Power ..........   1,671,050
                                            -----------
            TOTAL JAPAN ...................  69,813,144
                                            -----------
            SINGAPORE (4.1%)
            BANKING
  163,952   DBS Group Holdings, Ltd. ......   1,431,541
                                            -----------
            ELECTRIC COMPONENTS
   34,600   Chartered Semiconductors ADR* .   1,106,854
                                            -----------
            TELECOMMUNICATIONS
1,187,000   Singapore Telecom .............   1,186,348
                                            -----------
            TOTAL SINGAPORE ...............   3,724,743
                                            -----------

TOTAL INVESTMENTS (identified cost $92,449,394) (a) ....  95.7%      $86,527,004
CASH AND OTHER ASSETS LESS LIABILITIES .................   4.3         3,917,862
                                                         -----       -----------
NET ASSETS ............................................. 100.0%      $90,444,866
                                                         =====       ===========

----------
*     Non-income producing security.
+     Rule 144A security.
# Restricted security - Total market value of the restricted security owned at April 30, 2001 was $220,952 or 0.2% of net assets. Acquired on December 13, 1999 at a cost of $220,952.
(a) The aggregate cost for federal income tax purposes is $92,449,394, the aggregate gross unrealized appreciation is $9,180,191, and the aggregate gross unrealized depreciation is $15,102,581, resulting in net unrealized depreciation of $5,922,390.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:

      Investments in securities, at value (identified
        cost $92,449,394) ....................................   $86,527,004
      Cash ...................................................     2,951,938
      Receivables for:
         Contributions .......................................     2,553,778
         Dividends ...........................................       271,496
                                                                 -----------
          Total Assets .......................................    92,304,216
                                                                 -----------
LIABILITIES:
      Payables for:
         Investments purchased ...............................       895,445
         Withdrawals .........................................       762,348
         Investment advisory fee .............................        99,225
         Custody fee .........................................        69,000
         Professional fees ...................................        21,750
         Board of Trustees' fee ..............................         6,239
         Administrative fee ..................................         5,343
                                                                 -----------
           Total Liabilities .................................     1,859,350
                                                                 -----------
NET ASSETS ...................................................   $90,444,866
                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT LOSS:
      Income:
         Dividends and other income (net of foreign
            withholding taxes of $126,634) .....................   $    309,242
                                                                   ------------
      Expenses:
         Investment advisory fee ...............................        299,313
         Custody fee ...........................................        140,415
         Administrative fee ....................................         16,117
         Professional fees .....................................         14,261
         Board of Trustees' fee ................................          6,972
                                                                   ------------
         Total Expenses ........................................        477,078
         Fees paid indirectly ..................................        (21,831)
                                                                   ------------
         Net Expenses ..........................................        455,247
                                                                   ------------
      Net Investment Loss ......................................       (146,005)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
         exchange transactions                                       (6,171,194)
      Net change in unrealized depreciation on investments
         and foreign currency translations .....................     (9,596,557)
                                                                   ------------
         Net Realized and Unrealized Loss ......................    (15,767,751)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations .....   $(15,913,756)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                                six months ended       For the
                                                                 April 30, 2001      year ended
                                                                   (unaudited)    October 31, 2000
                                                                 --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment loss ...................................   $    (146,005)   $    (246,099)
        Net realized gain (loss) on investments and foreign
          exchange transactions ...............................      (6,171,194)       9,779,607
        Net change in unrealized appreciation (depreciation) on
          investments and foreign currency translations .......      (9,596,557)       3,670,320
                                                                  -------------    -------------
            Net increase (decrease) in net assets resulting
              from operations .................................     (15,913,756)      13,203,828
                                                                  -------------    -------------
      Capital transactions:
        Proceeds from contributions ...........................     100,244,024      276,934,912
        Fair value of withdrawals .............................    (113,444,126)    (170,580,016)
                                                                  -------------    -------------
          Net increase (decrease) in net assets resulting from
            capital transactions ..............................     (13,200,102)     106,354,896
                                                                  -------------    -------------
          Total increase (decrease) in net assets .............     (29,113,858)     119,558,724
                                                                  -------------    -------------
NET ASSETS:
      Beginning of year .......................................     119,558,724               --
                                                                  -------------    -------------
      End of period ...........................................   $  90,444,866    $ 119,558,724
                                                                  =============    =============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                 For the
                                             six months ended       For the
                                              April 30, 2001      year ended
                                                (unaudited)    October 31, 2000
                                              --------------    ---------------
Total Return .................................    (15.75)%           (3.40)%
Ratios/Supplemental Data:
    Net assets, end of period
      (000's omitted) ........................   $90,445          $119,559
    Expenses as a percentage of average
      net assets:
        Expenses paid by Portfolio ...........      0.99%             0.95%
        Expense offset arrangement ...........      0.05%             0.01%
                                                 -------          --------
            Total Expenses ...................      1.04%(1)          0.96%

    Ratio of net investment loss to
      average net assets .....................     (0.32)%(1)        (0.18)%
    Portfolio turnover rate ..................        22%               76%


----------
1     Annualized.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustee.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                                  (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $299,313 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC , (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a sub administration services agreement with Signature Financial Group for which Signature Financial Group receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Portfolio incurred $16,117 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $140,415 for custody services. Custody fees for the Portfolio were reduced by $21,831 as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fee. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2001, the Portfolio incurred $6,972 for these fees.

      3. Investment Transactions.

      For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $25,372,080 and $35,210,649, respectively. There were no purchases or sales of U.S. government obligations during the six months ended April 30, 2001. The 59 Wall Street Fund, Inc.